Accumulated Other Comprehensive Income	9 Months Ended
Sep. 30, 2011
Accumulated Other Comprehensive Income Loss Net Of Tax [Abstract]
Comprehensive Income (Loss) Note [Text Block]
Accumulated other comprehensive income, net of related taxation, consists of the following:
	Nine months ended September 30,
	2011	2010
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Opening balance	(385)	(654)
Translation (loss)/gain	(436)	100
Financial instruments	(63)	34
Total accumulated other comprehensive income	(884)	(520)

Total accumulated other comprehensive income includes the following:
	At September 30,	At December 31,
	2011	2010
	(unaudited)
	(in US Dollars, millions)

Net cumulative loss in respect of cash flow hedges, net of tax	(2)	(2)

Total gains in respect of available for sale financial assets, net of tax	28	89
Total losses in respect of available for sale financial assets, net of tax	(2)	-

Comprehensive income consists of the following:
	Nine months ended September 30,
	2011	2010
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Net income	1,220	118
Translation (loss)/gain	(442)	102
Financial instruments	(63)	34
Total comprehensive income	715	254

	Nine months ended September 30,
	2011	2010
	(unaudited)	(unaudited)
	(in US Dollars, millions)
Total comprehensive income attributable to:
AngloGold Ashanti	689	216
Noncontrolling interests	26	38
	715	254